UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:        August 31

Date of reporting period:        February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 28, 2013

Money Market

Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	1

Holdings Summaries

Government Obligations Fund

Portfolio Allocation as of February 28, 20131 (% of net assets)

Government Agency Debt	53.0%
Treasury Repurchase Agreements	25.4
Government Agency Repurchase Agreements	15.9
Treasury Debt	5.6
Other Assets and Liabilities, Net[2]	0.1

100.0%

Prime Obligations Fund

Portfolio Allocation as of February 28, 20131 (% of net assets)

Certificates of Deposit	23.7%
Other Notes	12.4
Government Agency Repurchase Agreements	12.0
Financial Company Commercial Paper	11.6
Asset Backed Commercial Paper	11.4
Government Agency Debt	8.2
Treasury Debt	8.2
Variable Rate Demand Notes	4.8
Treasury Repurchase Agreements	3.3
Other Repurchase Agreements	2.2
Investment Companies	1.5
Other Commercial Paper	1.0
Other Assets and Liabilities, Net[2]	(0.3)

100.0%

Tax Free Obligations Fund

Portfolio Allocation as of February 28, 20131,3 (% of net assets)

Municipal Debt	99.9%
Other Assets and Liabilities, Net[2]	0.1

100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 28, 20131 (% of net assets)

Treasury Repurchase Agreements	64.0%
Treasury Debt	35.9
Other Assets and Liabilities, Net[2]	0.1

100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 28, 20131 (% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]

Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Expense Examples

Expense Example

As a shareholder of one or more of the funds, you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Obligations Fund

	Beginning Account Value (9/01/12)	Ending Account Value (2/28/13)	Expenses Paid During Period[1] (9/01/12 to 2/28/13)

Class A Actual[2]	$1,000.00	$1,000.08	$0.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80

Class D Actual[2]	$1,000.00	$1,000.08	$0.84
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Y Actual[2]	$1,000.00	$1,000.08	$0.84
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Z Actual[2]	$1,000.00	$1,000.08	$0.84
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Institutional Investor Class Actual[2]	$1,000.00	$1,000.08	$0.84
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.16%, 0.17%, 0.17%, 0.17%, and 0.17% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2013 of 0.01%, 0.01%, 0.01%, 0.01%, and 0.01% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	3

Expense Examples

Prime Obligations Fund

	Beginning Account Value (9/01/12)	Ending Account Value (2/28/13)	Expenses Paid During Period[1] (9/01/12 to 2/28/13)

Class A Actual[2]	$1,000.00	$1,000.00	$1.24
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Class D Actual[2]	$1,000.00	$1,000.00	$1.24
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Class I Actual[2]	$1,000.00	$1,000.00	$1.24
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Class Y Actual[2]	$1,000.00	$1,000.00	$1.24
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Class Z Actual[2]	$1,000.00	$1,000.24	$0.99
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.24
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.25%, 0.25%, 0.25%, 0.25%, 0.20%, and 0.25% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2013 of 0.00%, 0.00%, 0.00%, 0.00%, 0.02%, and 0.00% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

Tax Free Obligations Fund

	Beginning Account Value (9/01/12)	Ending Account Value (2/28/13)	Expenses Paid During Period[3] (9/01/12 to 2/28/13)

Class A Actual[4]	$1,000.00	$1,000.00	$0.79
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80

Class D Actual[4]	$1,000.00	$1,000.00	$0.79
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80

Class Y Actual[4]	$1,000.00	$1,000.00	$0.74
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class Z Actual[4]	$1,000.00	$1,000.00	$0.74
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.74
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.16%, 0.16%, 0.15%, 0.15%, and 0.15% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 28, 2013 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Treasury Obligations Fund

	Beginning Account Value (9/01/12)	Ending Account Value (2/28/13)	Expenses Paid During Period[1] (9/01/12 to 2/28/13)

Class A Actual[2]	$1,000.00	$1,000.00	$0.84
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class D Actual[2]	$1,000.00	$1,000.00	$0.84
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Y Actual[2]	$1,000.00	$1,000.00	$0.84
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Class Z Actual[2]	$1,000.00	$1,000.00	$0.84
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.79
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80

Reserve Class Actual[2]	$1,000.00	$1,000.00	$0.84
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

[1]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.17%, 0.17%, 0.17%, 0.17%, 0.16%, and 0.17% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]

Based on the actual returns for the six-month period ended February 28, 2013 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

U.S. Treasury Money Market Fund

	Beginning Account Value (9/01/12)	Ending Account Value (2/28/13)	Expenses Paid During Period[3] (9/01/12 to 2/28/13)

Class A Actual[4]	$1,000.00	$1,000.00	$0.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class D Actual[4]	$1,000.00	$1,000.00	$0.45
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Y Actual[4]	$1,000.00	$1,000.00	$0.45
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Class Z Actual[4]	$1,000.00	$1,000.00	$0.45
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.45
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45

[3]

Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.09%, 0.09%, 0.09%, 0.09%, and 0.09% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]

Based on the actual returns for the six-month period ended February 28, 2013 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	5

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt – 53.0%
Federal Farm Credit Bank
0.180%, 03/27/2013 r	$125,000	$124,998
0.180%, 04/15/2013 r	25,000	25,000
0.172%, 04/17/2013 r	35,000	35,002
0.152%, 04/24/2013 r	50,000	50,000
0.280%, 06/19/2013 r	50,000	49,997
0.123%, 06/27/2013 r	25,000	24,998
0.222%, 08/22/2013 r	144,000	144,051
0.112%, 08/23/2013 r	50,000	49,998
0.174%, 10/28/2013 r	50,000	50,000
0.250%, 11/27/2013	100,000	100,012
0.160%, 12/04/2013 r	50,000	50,000
0.190%, 12/13/2013	25,000	25,005
0.190%, 12/19/2013	50,000	50,007
0.192%, 12/23/2013 r	48,575	48,581
0.152%, 03/24/2014 r	150,000	149,959
Federal Home Loan Bank
0.155%, 03/01/2013 	28,000	28,000
0.156%, 03/08/2013 	181,000	180,995
0.150%, 03/20/2013 	26,494	26,492
0.150%, 03/25/2013	25,000	25,000
0.330%, 04/05/2013 r	39,620	39,620
0.200%, 04/10/2013 r	50,000	50,000
0.200%, 04/11/2013 r	25,000	24,999
0.190%, 04/12/2013 r	100,000	99,998
0.160%, 04/17/2013	100,000	99,997
0.165%, 04/17/2013 	50,000	49,989
0.117%, 04/19/2013 	50,000	49,992
0.165%, 04/24/2013 	50,000	49,988
0.165%, 04/26/2013 	25,000	24,994
0.180%, 04/26/2013 r	85,000	84,997
0.225%, 04/30/2013	50,000	49,999
0.190%, 05/15/2013 r	40,000	39,999
0.230%, 05/21/2013	25,000	25,000
0.240%, 05/21/2013	30,000	29,999
0.160%, 05/22/2013 	30,000	29,989
0.159%, 05/29/2013 	74,100	74,071
0.160%, 05/31/2013 	50,000	49,980
0.171%, 06/04/2013 r	35,000	34,999
0.160%, 06/05/2013	30,000	29,999
0.280%, 06/13/2013	25,000	25,000
0.150%, 06/14/2013	50,000	49,998
0.150%, 06/14/2013	50,000	49,997
0.125%, 06/18/2013	30,000	29,998
0.190%, 06/18/2013 r	50,000	49,999
0.170%, 06/27/2013	25,000	24,998
0.110%, 07/16/2013	30,000	29,997
0.120%, 07/22/2013	30,000	29,998
0.120%, 07/22/2013	25,000	24,999
0.142%, 07/25/2013 r	50,000	50,000
0.250%, 08/02/2013	43,780	43,774
5.125%, 08/14/2013 ‚	11,650	11,911
0.125%, 08/23/2013	41,905	41,888
0.140%, 08/28/2013	50,000	49,994
0.500%, 08/28/2013	200,000	200,326
0.290%, 08/30/2013 r	100,000	100,000
0.141%, 09/10/2013 r	70,000	70,001
4.500%, 09/16/2013	50,450	51,653
0.170%, 09/20/2013	50,000	49,999
0.210%, 09/24/2013	25,000	24,998
0.210%, 09/24/2013	50,000	49,999
0.210%, 10/10/2013	50,000	49,999
0.270%, 10/16/2013 r	60,000	60,000
3.625%, 10/18/2013	55,615	56,813
0.245%, 11/04/2013 r	150,000	149,974
0.230%, 11/08/2013 r	50,000	49,986
0.220%, 11/15/2013 r	110,000	109,972
0.290%, 11/15/2013	45,740	45,758
0.300%, 11/15/2013	108,150	108,201

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.300%, 11/22/2013	$25,000	$25,013
0.250%, 12/04/2013 r	100,000	99,977
0.250%, 12/06/2013 r	35,000	34,995
0.250%, 12/23/2013	25,000	25,000
0.170%, 12/24/2013	50,000	49,991
0.230%, 01/02/2014 r	135,000	134,968
0.255%, 01/15/2014 r	50,000	50,000
0.122%, 01/23/2014 r	50,000	49,990
0.122%, 01/24/2014 r	70,000	69,980
0.118%, 02/03/2014 r	50,000	49,986
0.200%, 02/03/2014 r	50,000	49,977
0.110%, 02/20/2014 r	24,800	24,791
0.157%, 02/28/2014 r	175,000	174,983
0.164%, 02/28/2014 r	25,000	24,995
0.160%, 03/03/2014 r	50,000	49,990
0.180%, 03/05/2014 «	50,000	49,991
0.210%, 04/15/2014 r	90,000	89,969
0.172%, 06/17/2014 r	125,000	124,969
0.183%, 06/27/2014 r	25,000	24,997
Federal Home Loan Mortgage Corporation
0.090%, 03/08/2013 	40,000	39,999
0.115%, 03/11/2013 	106,250	106,247
0.160%, 03/15/2013 	11,000	10,999
0.073%, 03/18/2013 	100,000	99,997
0.120%, 04/08/2013 	75,000	74,990
0.106%, 04/17/2013 	85,000	84,988
0.160%, 04/23/2013 	10,500	10,497
0.165%, 05/06/2013 	100,000	99,970
0.100%, 05/13/2013 	20,690	20,686
0.170%, 05/13/2013 	2,000	1,999
0.142%, 05/20/2013 	48,002	47,987
0.105%, 05/21/2013 	26,050	26,044
0.160%, 05/28/2013 	94,000	93,963
0.157%, 05/29/2013 	40,300	40,284
0.155%, 06/03/2013 	25,000	24,990
0.155%, 06/21/2013 	47,000	46,977
0.150%, 07/01/2013 	30,000	29,985
0.105%, 07/22/2013 	25,000	24,990
0.130%, 08/06/2013 	75,000	74,957
0.125%, 08/12/2013 	50,000	49,972
0.130%, 08/20/2013 	12,300	12,292
4.125%, 09/27/2013	16,985	17,374
0.155%, 10/15/2013 	40,000	39,961
0.875%, 10/28/2013	15,833	15,901
0.625%, 12/23/2013	25,000	25,089
0.450%, 01/09/2014	9,000	9,022
Federal National Mortgage Association
0.155%, 03/06/2013 	56,100	56,099
0.150%, 03/20/2013 	110,000	109,991
0.150%, 04/01/2013 	25,000	24,997
0.090%, 04/10/2013 	28,700	28,697
0.165%, 04/24/2013 	104,996	104,970
0.113%, 05/01/2013 	211,329	211,289
1.750%, 05/07/2013	40,000	40,117
0.142%, 05/08/2013 	127,400	127,366
0.200%, 05/17/2013	35,000	35,008
0.160%, 05/22/2013 	50,000	49,982
0.159%, 05/29/2013 	12,500	12,495
0.100%, 06/03/2013 	50,000	49,987
0.105%, 06/05/2013 	39,155	39,144
0.100%, 06/24/2013 	125,000	124,960
0.100%, 07/01/2013 	30,000	29,990
0.100%, 07/02/2013 	50,000	49,983
0.150%, 07/15/2013 	23,286	23,273
0.500%, 08/09/2013	36,053	36,100
1.250%, 08/20/2013	30,000	30,154
0.150%, 08/21/2013 	100,000	99,928
0.150%, 08/28/2013 	50,000	49,962
0.150%, 09/03/2013 	225,000	224,826
0.150%, 09/16/2013 	102,165	102,080

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
1.000%, 09/23/2013	$30,000	$30,143
4.625%, 10/15/2013	70,878	72,827
1.050%, 10/22/2013	22,865	22,987
Straight-A Funding  ¢
0.180%, 03/21/2013	50,000	49,995
0.180%, 03/26/2013	50,039	50,033
0.150%, 04/08/2013	30,000	29,995
0.190%, 04/19/2013	125,000	124,968

Total Government Agency Debt (Cost $8,244,002)		8,244,002

Treasury Debt – 5.6%
U.S. Treasury Notes
1.750%, 04/15/2013	50,000	50,096
0.625%, 04/30/2013	50,000	50,033
1.375%, 05/15/2013	100,000	100,246
3.500%, 05/31/2013	75,000	75,608
3.375%, 06/30/2013	100,000	101,051
3.375%, 07/31/2013	50,000	50,663
0.750%, 08/15/2013	25,000	25,072
4.250%, 08/15/2013	25,000	25,464
2.750%, 10/31/2013	75,000	76,300
4.250%, 11/15/2013	30,000	30,859
0.750%, 12/15/2013	25,000	25,115
0.250%, 01/31/2014	90,000	90,056
1.750%, 01/31/2014	50,000	50,720
1.250%, 02/15/2014	25,000	25,255
1.875%, 02/28/2014	90,000	91,525

Total Treasury Debt (Cost $868,063)		868,063

Government Agency Repurchase Agreements – 15.9%
BNP Paribas Securities
0.170%, dated 02/28/2013, matures 03/01/2013, repurchase price $700,003 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000
HSBC Securities (USA)
0.170%, dated 02/28/2013, matures 03/01/2013, repurchase price $300,001 (collateralized by various government agency obligations: Total market value $306,002)	300,000	300,000
ING Financial Markets
0.170%, dated 02/28/2013, matures 03/01/2013, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,004)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 02/28/2013, matures 03/01/2013, repurchase price $566,849 (collateralized by various government agency obligations: Total market value $578,184)	566,847	566,847
0.140%, dated 02/28/2013, matures 03/07/2013, repurchase price $200,005 (collateralized by various government agency obligations: Total market value $204,002) ¥	200,000	200,000
RBC Capital Markets
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,003)	150,000	150,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
SG Americas Securities
0.170%, dated 02/28/2013, matures 03/01/2013, repurchase price $400,002 (collateralized by various government agency obligations: Total market value $408,004)	$400,000	$400,000

Total Government Agency Repurchase Agreements (Cost $2,466,847)		2,466,847

Treasury Repurchase Agreements – 25.4%
Bank of Nova Scotia, NY
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $1,350,006 (collateralized by U.S. Treasury obligations: Total market value $1,377,000)	1,350,000	1,350,000
Barclays Capital
0.150%, dated 02/28/2013, matures 03/01/2013, repurchase price $300,001 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Credit Suisse Securities (USA)
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,001)	50,000	50,000
HSBC Securities (USA)
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $1,200,005 (collateralized by U.S. Treasury obligations: Total market value $1,224,005)	1,200,000	1,200,000
Merrill Lynch, Pierce, Fenner & Smith
0.120%, dated 02/28/2013, matures 03/13/2013, repurchase price $100,004 (collateralized by U.S. Treasury obligations: Total market value $102,000) ¥	100,000	100,000
SG Americas Securities
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $700,003 (collateralized by U.S. Treasury obligations: Total market value $714,001)	700,000	700,000
UBS Securities
0.150%, dated 02/28/2013, matures 03/01/2013, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000

Total Treasury Repurchase Agreements (Cost $3,950,000)		3,950,000

Investment Purchased with Proceeds from Securities Lending † – 0.1%
Government Agency Repurchase Agreement – 0.1%
Credit Suisse Securities (USA)
0.220%, dated 02/28/2013, matures 03/01/2013, repurchase price $12,189 (collateralized by various government obligations: Total market value $12,434)	12,189	12,189

(Cost $12,189)
Total Investments  – 100.0% (Cost $15,541,101)		15,541,101

Other Assets and Liabilities, Net – 0.0%		(4,440)

Total Net Assets – 100.0%		$15,536,661

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	7

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2013.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

‚	This security or a portion of this security is out on loan at February 28, 2013. Total loaned securities had a fair value of $11,911 at February 28, 2013.

«	Security purchased on a when-issued basis. On February 28, 2013, the total cost of investments purchased on a when-issued basis was $49,991 or 0.3% of total net assets.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2013, the value of these investments was $254,991 or 1.6% of total net assets.

¥	Security considered illiquid. As of February 28, 2013, the value of these investments was $300,000 or 1.9% of total net assets. See note 2 in notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $15,541,101. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit – 23.7%
Banco del Estado de Chile/NY
0.250%, 06/17/2013	$50,000	$50,000
0.250%, 06/27/2013	50,000	50,000
Bank of Montreal/Chicago
0.140%, 03/01/2013	50,000	50,000
0.130%, 03/06/2013	100,000	100,000
0.230%, 03/20/2013	50,000	50,000
0.230%, 03/21/2013	50,000	50,000
0.300%, 06/05/2013	75,000	75,000
0.272%, 08/16/2013 r	75,000	75,000
Bank of Nova Scotia/Houston
0.299%, 08/06/2013 r	65,000	65,000
0.299%, 08/08/2013 r	25,000	25,000
0.270%, 10/10/2013 r	25,000	25,000
0.723%, 10/18/2013 r	28,600	28,676
0.358%, 02/28/2014 r	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.160%, 03/05/2013	100,000	100,000
0.230%, 04/16/2013	25,000	25,000
0.300%, 07/11/2013	50,000	50,000
Canadian Imperial Bank of Commerce/NY
0.230%, 05/07/2013 r	50,000	50,000
0.306%, 05/07/2013 r	15,000	15,002
0.610%, 06/03/2013 r	22,000	22,018
0.340%, 01/08/2014 r	20,000	20,007
Commonwealth Bank of Australia/NY
1.060%, 06/14/2013 r	30,000	30,071
Credit Suisse/NY
0.282%, 10/25/2013 r	25,000	25,000
Deutsche Bank/NY
0.180%, 03/01/2013	150,000	150,000
0.170%, 03/05/2013	175,000	175,000
0.350%, 07/19/2013	40,000	40,000
Mitsubishi Trust & Banking/NY
0.352%, 04/16/2013 r	40,000	40,000
0.330%, 06/20/2013	20,000	20,000
National Australia Bank/NY
0.310%, 08/21/2013	50,000	50,000
Nordea Bank Finland/NY
0.220%, 05/17/2013	50,000	50,000
0.300%, 06/17/2013	25,000	25,000
0.300%, 06/21/2013	25,000	25,000
Rabobank Nederland/NY
0.300%, 08/08/2013	40,000	40,000
0.300%, 08/12/2013	50,000	50,000
0.406%, 03/14/2014 r	40,000	40,000
Royal Bank of Canada/NY
0.460%, 03/05/2013 r	75,000	75,000
0.370%, 01/30/2014 r	50,000	50,000
Skandinaviska Enskilda Banken/NY
0.315%, 06/07/2013	50,000	50,000
0.390%, 08/12/2013	30,000	30,010
Societe Generale/NY
0.180%, 03/01/2013	150,000	150,000
0.170%, 03/05/2013	100,000	100,000
Sumitomo Mitsui Bank/NY
0.150%, 03/07/2013	115,000	115,000
0.250%, 04/03/2013	50,000	50,000
0.470%, 04/12/2013 r	50,000	50,000
0.250%, 11/27/2013 r	50,000	50,000
Svenska Handelsbanken/NY
0.220%, 04/29/2013	35,000	35,001
0.215%, 05/07/2013	42,900	42,900
Toronto-Dominion Bank/NY
0.320%, 03/15/2013	25,000	25,000
0.240%, 03/27/2013	40,000	40,000
0.240%, 04/19/2013	50,000	50,000
0.300%, 07/26/2013 r	50,000	50,000
0.320%, 08/19/2013	50,000	50,000

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Westpac Banking/NY
0.310%, 09/27/2013	$25,000	$25,000

Total Certificates of Deposit (Cost $2,778,685)		2,778,685

Other Notes – 12.4%
Australia & New Zealand Banking Group
0.459%, 04/12/2013 r ¢	50,000	50,000
Berkshire Hathaway Finance
5.000%, 08/15/2013	17,913	18,297
Commonwealth Bank of Australia
1.038%, 03/17/2014 r ¢	16,150	16,269
DnB Bank – Georgetown, Cayman Islands Branch – Time Deposit
0.150%, 03/01/2013	117,972	117,972
HSBC Bank
0.720%, 05/15/2013 r ¢	31,000	31,028
International Bank for Reconstruction & Development
0.500%, 11/26/2013	20,000	20,035
International Finance
0.252%, 04/16/2013 r	9,000	9,000
0.526%, 10/28/2013	87,125	87,283
Metropolitan Life Global Funding
5.125%, 04/10/2013 ¢	23,816	23,941
0.475%, 08/09/2013 r ¢	87,000	87,000
Metropolitan Life Institutional Funding
0.375%, 01/10/2014 r ¢	14,750	14,750
National Australia Bank
5.350%, 06/12/2013 ¢	64,110	65,025
New York Life Global Funding
4.650%, 05/09/2013 ¢	22,082	22,267
5.375%, 09/15/2013 ¢	14,139	14,527
1.850%, 12/13/2013 ¢	3,723	3,769
Rabobank Nederland
0.501%, 07/25/2013 r	28,000	28,018
Skandinaviska Enskilda Banken/ Cayman Islands Branch – Time Deposit
0.160%, 03/01/2013	375,000	375,000
Svenska Handelsbanken/ Cayman Islands Branch – Time Deposit
0.160%, 03/01/2013	375,000	375,000
Toronto-Dominion Bank/NY
0.251%, 11/15/2013 r	40,000	40,000
Total Capital Canada
0.683%, 01/17/2014 r	24,220	24,302
Westpac Banking
0.390%, 02/28/2014 r ¢	35,750	35,750

Total Other Notes (Cost $1,459,233)		1,459,233

Financial Company Commercial Paper – 11.6%
ANZ National International
0.290%, 04/02/2013 ¢ 	50,000	49,987
0.249%, 05/07/2013 r ¢	20,000	20,000
ASB Finance
0.210%, 03/27/2013 ¢ 	65,000	64,990
0.230%, 04/05/2013 ¢ 	85,000	84,981
0.329%, 02/19/2014 ¢	25,000	25,000
Australia & New Zealand Banking Group
0.301%, 10/10/2013 ¢ 	65,000	64,879
Bank of Nova Scotia
0.215%, 03/11/2013 	18,690	18,689
0.321%, 05/13/2013 	25,000	24,984
Bank of Tokyo-Mitsubishi/NY
0.150%, 03/01/2013 	125,000	125,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Commonwealth Bank of Australia
0.360%, 11/08/2013 r ¢	$25,000	$25,000
0.360%, 11/18/2013 r ¢	25,000	25,000
CPPIB Capital
0.160%, 04/03/2013 ¢ 	75,000	74,989
0.230%, 07/10/2013 ¢ 	65,000	64,946
0.250%, 10/10/2013 ¢ 	20,000	19,969
0.301%, 01/06/2014 ¢ 	50,000	49,870
0.301%, 01/10/2014 ¢ 	40,000	39,895
Deutsche Bank Financial
0.351%, 07/22/2013	30,000	29,958
DNB Bank
0.220%, 05/08/2013 ¢ 	24,800	24,790
0.220%, 05/29/2013 ¢ 	50,000	49,973
Kreditanstalt fuer Wiederaufbau
0.120%, 03/05/2013 ¢ 	19,000	19,000
MetLife Short Term Funding
0.341%, 04/09/2013 ¢ 	26,760	26,750
0.321%, 04/16/2013 ¢ 	25,000	24,990
0.321%, 04/22/2013 ¢ 	25,000	24,988
Mitsubishi Trust & Banking/NY
0.310%, 05/20/2013 ¢ 	25,000	24,983
0.310%, 06/10/2013 ¢ 	25,000	24,978
National Australia Funding
0.296%, 10/04/2013 ¢ 	60,000	59,893
Nordea North America
0.250%, 03/04/2013 	25,000	24,999
Rabobank USA Financial
0.461%, 03/06/2013 	17,550	17,549
0.310%, 03/18/2013 	11,825	11,823
0.371%, 04/05/2013 	40,000	39,986
Societe Generale NA
0.160%, 03/01/2013 	50,000	50,000
Toyota Motor Credit
0.300%, 04/30/2013 	25,000	24,988
Westpac Banking
0.560%, 03/04/2013 r ¢	49,500	49,500
0.350%, 11/01/2013 r ¢	50,000	50,000

Total Financial Company Commercial Paper (Cost $1,357,327)		1,357,327

Asset Backed Commercial Paper ¢ – 11.4%
Barton Capital
0.140%, 03/01/2013 	12,000	12,000
0.270%, 06/24/2013 r	50,000	50,000
Bryant Park Funding
0.170%, 03/11/2013 	50,000	49,998
Fairway Finance
0.190%, 03/06/2013 	20,212	20,211
0.180%, 03/13/2013 	31,679	31,677
0.180%, 05/01/2013 	30,012	30,003
Gotham Funding
0.150%, 03/01/2013 	30,000	30,000
0.170%, 03/11/2013 	65,169	65,166
0.220%, 05/22/2013 	40,000	39,980
Kells Funding
0.140%, 03/01/2013 	25,000	25,000
0.260%, 08/14/2013 	100,000	99,880
0.260%, 08/19/2013 	44,000	43,946
0.260%, 08/29/2013 	45,000	44,941
0.260%, 08/29/2013 	50,000	49,935
0.270%, 10/21/2013 	50,000	49,912
Liberty Street Funding
0.110%, 03/01/2013 	20,000	20,000
0.160%, 03/07/2013 	25,000	24,999
0.160%, 03/13/2013 	25,000	24,999
0.180%, 03/18/2013 	55,000	54,995
0.220%, 03/25/2013 	22,000	21,997

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	9

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.190%, 04/08/2013 	$50,000	$49,990
0.210%, 04/26/2013 	23,250	23,243
Manhattan Asset Funding Company
0.230%, 03/07/2013 	35,000	34,999
0.220%, 03/12/2013 	22,000	21,999
0.180%, 03/21/2013 	45,000	44,995
0.200%, 04/12/2013 	50,000	49,988
Nieuw Amsterdam Receivables
0.160%, 03/07/2013 	15,000	15,000
0.230%, 03/13/2013 	35,000	34,997
0.250%, 05/02/2013 	30,000	29,987
0.250%, 05/08/2013 	25,000	24,988
0.220%, 05/15/2013 	65,000	64,970
Old Line Funding
0.180%, 03/20/2013 	50,000	49,995
0.190%, 04/22/2013 	63,000	62,983
Thunder Bay Funding
0.190%, 04/22/2013 	35,000	34,990

Total Asset Backed Commercial Paper (Cost $1,332,763)		1,332,763

Government Agency Debt – 8.2%
Federal Farm Credit Bank
0.123%, 06/27/2013 r	25,000	24,999
0.222%, 08/22/2013 r	50,000	50,018
Federal Home Loan Bank
0.330%, 04/05/2013 r	35,000	35,000
0.225%, 04/30/2013	25,000	25,000
0.320%, 05/02/2013 r	45,000	44,998
0.230%, 05/21/2013	25,000	25,000
0.280%, 06/13/2013	25,000	25,000
0.210%, 09/24/2013	25,000	24,998
0.245%, 11/04/2013 r	50,000	49,991
0.230%, 11/08/2013 r	25,000	24,993
0.220%, 11/15/2013 r	40,000	39,988
0.375%, 11/27/2013	25,000	25,027
0.250%, 12/04/2013 r	50,000	49,988
0.250%, 12/06/2013 r	25,000	24,996
0.170%, 12/18/2013	35,000	34,996
0.250%, 12/23/2013	25,000	25,000
0.170%, 12/24/2013	50,000	49,991
0.230%, 01/02/2014 r	40,000	39,991
0.122%, 01/24/2014 r	30,000	29,991
0.118%, 02/03/2014 r	25,000	24,993
0.200%, 02/03/2014 r	50,000	49,977
0.210%, 04/15/2014 r	35,000	34,988
0.169%, 06/05/2014 r	75,000	74,981
0.172%, 06/17/2014 r	50,000	49,987
0.183%, 06/27/2014 r	75,000	74,990

Total Government Agency Debt (Cost $959,881)		959,881

Treasury Debt – 8.2%
United States Treasury Notes
2.500%, 03/31/2013	50,000	50,094
1.750%, 04/15/2013	50,000	50,096
0.625%, 04/30/2013	25,000	25,017
3.125%, 04/30/2013	100,000	100,487
1.375%, 05/15/2013	85,000	85,208
3.500%, 05/31/2013	150,000	151,216
3.375%, 06/30/2013	100,000	101,052
4.250%, 08/15/2013	30,000	30,557
0.500%, 11/15/2013	75,000	75,151
4.250%, 11/15/2013	85,000	87,431
0.250%, 11/30/2013	25,000	25,005
2.000%, 11/30/2013	75,000	76,005
0.750%, 12/15/2013	25,000	25,106
1.000%, 01/15/2014	75,000	75,545

Total Treasury Debt (Cost $957,970)		957,970

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes r – 4.8%
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008A (LOC: Wells Fargo Bank)
0.090%, 03/07/2013	$17,250	$17,250
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008B (LOC: Wells Fargo Bank)
0.090%, 03/07/2013	16,050	16,050
Ascension Parish, Geismar Project, Series 2007 (LOC: FHLB) (LOC: Suntrust Bank)
0.100%, 03/07/2013	8,700	8,700
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.100%, 03/07/2013	10,000	10,000
Chicago, Midway Airport Revenue, Series 2010A-1 (LOC: Bank of Montreal)
0.160%, 03/01/2013	17,000	17,000
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.130%, 03/07/2013	8,280	8,280
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.120%, 03/01/2013	8,080	8,080
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JPMorgan Chase Bank) (Ins: AGM)
0.150%, 03/07/2013	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (AGM)
0.160%, 03/07/2013	10,000	10,000
District of Columbia University, Georgetown University Refunding Revenue, Series 2009B (LOC: TD Bank)
0.090%, 03/07/2013	13,050	13,050
District of Columbia University, Georgetown University Refunding Revenue, Series 2009C (LOC: TD Bank)
0.080%, 03/07/2013	21,400	21,400
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)
0.110%, 03/07/2013	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.120%, 03/07/2013	4,155	4,155
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.110%, 03/07/2013	7,500	7,500
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JPMorgan Chase Bank)
0.080%, 03/07/2013	14,300	14,300
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.100%, 03/07/2013	10,100	10,100
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.110%, 03/07/2013	8,500	8,500

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.110%, 03/07/2013	$12,000	$12,000
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.100%, 03/07/2013	8,250	8,250
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JPMorgan Chase Bank)
0.110%, 03/07/2013	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.090%, 03/07/2013	8,000	8,000
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013	3,010	3,010
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.160%, 03/07/2013	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.100%, 03/07/2013	23,105	23,105
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotiabank)
0.100%, 03/07/2013	17,070	17,070
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.120%, 03/07/2013	7,000	7,000
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JPMorgan Chase Bank)
0.160%, 03/07/2013	3,435	3,435
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.100%, 03/01/2013	1,280	1,280
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.110%, 03/07/2013	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia –New Zealand Banking Group)
0.110%, 03/07/2013	8,070	8,070
New York State Energy Research & Development, Consolidated Edison Company of New York, Series 2010A (AMT) (LOC: Scotiabank)
0.100%, 03/07/2013	9,350	9,350
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.100%, 03/07/2013	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.140%, 03/07/2013	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.100%, 03/07/2013	26,000	26,000

Prime Obligations Fund (continued)

DESCRIPTION	PAR/SHARES	VALUE >
North Broward Hospital District, (LOC: Wells Fargo Bank) (INS: NATL)
0.090%, 03/07/2013	$22,275	$22,275
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.120%, 03/07/2013	18,100	18,100
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.120%, 03/07/2013	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.110%, 03/07/2013	4,650	4,650
Philadelphia Airport Revenue, Series 2005C1 (AMT) (LOC: TD Bank)
0.110%, 03/07/2013	13,400	13,400
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.110%, 03/07/2013	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.110%, 03/01/2013	555	555
Philadelphia School District, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (STAID)
0.090%, 03/07/2013	21,000	21,000
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.100%, 03/07/2013	7,450	7,450
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.110%, 03/07/2013	7,035	7,035
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.120%, 03/07/2013	14,250	14,250
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.090%, 03/01/2013	8,610	8,610
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.110%, 03/01/2013	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries, Series 2007 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013	10,600	10,600
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 03/07/2013	13,500	13,500

Total Variable Rate Demand Notes (Cost $561,395)		561,395

Investment Companies Ω – 1.5%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.110%	104,241,000	104,241
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.100%	76,742,000	76,742

Total Investment Companies (Cost $180,983)		180,983

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	11

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Other Commercial Paper – 1.0%
Wal-Mart Stores
0.130%, 03/11/2013 ¢  (Cost $114,996)	$115,000	$114,996

Government Agency Repurchase Agreements – 12.0%
Bank of Nova Scotia/NY
0.180%, dated 02/28/2013, matures 03/01/2013, repurchase price $650,003 (collateralized by various government agency obligations: Total market value $663,000)	650,000	650,000
Goldman Sachs & Co.
0.190%, dated 02/28/2013, matures 03/01/2013, repurchase price $330,002 (collateralized by various government agency obligations: Total market value $336,600)	330,000	330,000
ING Financial Markets
0.190%, dated 02/28/2013, matures 03/01/2013, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 02/28/2013, matures 03/01/2013, repurchase price $33,153 (collateralized by various government agency obligations: Total market value $33,817)	33,153	33,153
RBC Capital Markets
0.190%, dated 02/28/2013, matures 03/01/2013, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $1,413,153)		1,413,153

Treasury Repurchase Agreements – 3.3%
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 02/28/2013, matures 03/01/2013, repurchase price $100,000 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
0.140%, dated 02/28/2013, matures 03/01/2013, repurchase price $282,863 (collateralized by U.S. Treasury obligations: Total market value $288,519)	282,862	282,862

Total Treasury Repurchase Agreements (Cost $382,862)		382,862

Prime Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Other Repurchase Agreements – 2.2%
HSBC Securities (USA)
0.260%, dated 02/28/2013, matures 03/01/2013, repurchase price $107,001 (collateralized by various investment grade securities: Total market value $111,095)	$107,000	$107,000
J.P. Morgan Securities
0.330%, dated 02/28/2013, matures 04/04/2013, repurchase price $150,048 (collateralized by various investment grade securities: Total market value $157,504) ¥	150,000	150,000

Total Other Repurchase Agreements (Cost $257,000)		257,000

Total Investments  – 100.3% (Cost $11,756,248)		11,756,248

Other Assets and Liabilities, Net – (0.3)%		(37,086)

Total Net Assets – 100.0%		$11,719,162

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2013.

¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2013, the value of these investments was $2,801,436 or 23.9% of total net assets.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2013.

¥	Security considered illiquid. As of February 28, 2013, the value of these investments was $150,000 or 1.3% of total net assets. See note 2 in notes to Financial Statements.

	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $11,756,248. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM – Assured Guaranty Municipal

AMT	–	Alternative Minimum Tax. As of February 28, 2013, the total value of securities subject to AMT was $31,580 or 0.3% of total net assets.

FHLB – Federal Home Loan Bank

INS – Insured

LOC – Letter of Credit

NATL – National Public Finance Guarantee Corporation

STAID – State Aid Withholding

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt – 99.9%
Alabama – 0.9%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia & New Zealand Banking Group)
0.110%, 03/07/2013 r	$6,755	$6,755

Colorado – 3.8%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.100%, 03/07/2013 r	1,100	1,100
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.120%, 03/07/2013 r	21,355	21,355
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	3,335	3,335
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	4,300	4,300

		30,090

Delaware – 0.5%
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.120%, 03/01/2013 r	4,000	4,000

District of Columbia – 0.4%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.120%, 03/07/2013 r	3,340	3,340

Florida – 3.3%
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.110%, 03/07/2013 r	16,805	16,805
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.110%, 03/07/2013 r	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.090%, 03/01/2013 r	4,535	4,535

		25,840

Illinois – 11.0%
Chicago, Neighborhoods Alive 21, Series 2002B-4 (General Obligation) (LOC: Bank of New York Mellon)
0.110%, 03/01/2013 r	15,740	15,740
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.110%, 03/01/2013 r	12,305	12,305
Cook County, Series 2002B (General Obligation)
0.110%, 03/07/2013 r	9,100	9,100
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.110%, 03/07/2013 r	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.110%, 03/07/2013 r	6,255	6,255

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.100%, 03/07/2013 r	$12,400	$12,400
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.110%, 03/07/2013 r	3,000	3,000
Illinois Finance Authority, Illinois Wesleyan University, Series 2008 (LOC: PNC Bank)
0.120%, 03/07/2013 r	8,900	8,900
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.110%, 03/07/2013 r	2,000	2,000
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.110%, 03/07/2013 r	9,200	9,200
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	4,000	4,000

		86,400

Indiana – 2.9%
Indiana Finance Authority, Indiana University Health System Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.090%, 03/07/2013 r	12,195	12,195
Indiana Finance Authority, Sisters of St. Francis Health Services Obligated Group, Series 2008F (LOC: Bank of New York Mellon)
0.090%, 03/07/2013 r	7,330	7,330
Lawrenceburg Pollution Control, Indiana Michigan Power Company, Series I (LOC: Bank of Nova Scotia)
0.100%, 03/07/2013 r	3,000	3,000

		22,525

Kentucky – 1.2%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank) (AGM)
0.140%, 03/07/2013 r	3,275	3,275
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.130%, 03/07/2013 r	6,625	6,625

		9,900

Louisiana – 7.4%
Ascension Parish, Imtt-Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.100%, 03/07/2013 r	25,000	25,000
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB)
0.360%, 03/07/2013 r	20,000	20,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.080%, 03/07/2013 r	6,500	6,500
Louisiana Public Facilities Authority, Inter-Community Health Care, Series 1999 (LOC: Bank of New York Mellon) (LOC: Capital One)
0.100%, 03/07/2013 r	7,025	7,025

		58,525

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	13

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Maryland – 6.3%
Baltimore County, Public Improvement, Series 2012 (General Obligation)
5.000%, 08/01/2013	$7,585	$7,738
John Hopkins University, Series A (Commercial Paper)
0.210%, 03/19/2013	20,965	20,965
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.100%, 03/07/2013 r	5,150	5,150
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.100%, 03/07/2013 r	15,750	15,750

		49,603

Michigan – 3.1%
University of Michigan, Series B (Commercial Paper)
0.120%, 04/03/2013	24,000	24,000

Minnesota – 6.2%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.110%, 03/07/2013 r	14,505	14,505
Hennepin County, Series 2013A (General Obligation)
3.000%, 12/01/2013	2,365	2,415
St. Cloud, Independent School District No. 742, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 08/13/2013	3,935	3,956
St. Francis Independent School District No. 15, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 09/07/2013	5,000	5,032
University of Minnesota (Commercial Paper)
0.120%, 04/04/2013	9,000	9,000
0.160%, 07/08/2013	13,750	13,750

		48,658

Mississippi – 3.0%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.090%, 03/01/2013 r	750	750
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009F
0.110%, 03/01/2013 r	160	160
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009G
0.090%, 03/01/2013 r	465	465
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010C
0.110%, 03/07/2013 r	10,000	10,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.090%, 03/01/2013 r	780	780

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotia bank)
0.120%, 03/07/2013 r	$11,425	$11,425

		23,580

Missouri – 5.7%
Missouri State Health & Educational Facilities, SSM Health Care, Series 2010E (LOC: PNC Bank)
0.100%, 03/01/2013 r	13,000	13,000
Missouri State Water Pollution Control, Series 2012A (General Obligation)
3.000%, 10/01/2013	2,175	2,210
Missouri State, Fourth State Building, Series 2012A (General Obligation)
3.000%, 10/01/2013	7,055	7,170
University of Missouri (Commercial Paper)
0.140%, 04/04/2013	22,500	22,500

		44,880

Nevada – 2.7%
Clark County Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.100%, 03/07/2013 r	21,200	21,200

New Jersey – 1.8%
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.090%, 03/07/2013 r	13,925	13,925

New York – 3.7%
Monroe County Industrial Development Agency, Monroe Community College Association, Series 2002A (LOC: JPMorgan Chase Bank)
0.120%, 03/07/2013 r	11,700	11,700
New York City Health and Hospital Corporation, Series 2008C (LOC: TD Bank)
0.100%, 03/07/2013 r	9,300	9,300
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (LOC: Wachovia Bank) (AMBAC)
0.170%, 03/07/2013 r	7,700	7,700

		28,700

North Carolina – 0.6%
North Carolina Capital Facilities Finance Agency Educational Facilities, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	1,500	1,500
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.120%, 03/07/2013 r	3,185	3,185

		4,685

Ohio – 4.0%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.110%, 03/07/2013 r	13,210	13,210
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.110%, 03/07/2013 r	2,000	2,000
Lucas County, Series 2012 (General Obligation)
1.000%, 07/18/2013	2,550	2,556

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Summit County Port Authority, Summa Enterprises Group, Series 2006 (LOC: PNC Bank)
0.110%, 03/07/2013 r	$13,395	$13,395

		31,161

Pennsylvania – 2.1%
City of Philadelphia, Series 2009B (LOC: Royal Bank of Canada) (General Obligation)
0.100%, 03/07/2013 r	15,725	15,725
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.110%, 03/01/2013 r	1,000	1,000

		16,725

Rhode Island – 0.6%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.200%, 03/07/2013 r	4,350	4,350

South Carolina – 4.0%
Florence County, South Carolina Hospital Revenue, McLeod Regional Medical Center, Series 2010B (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	13,000	13,000
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.100%, 03/07/2013 r	11,800	11,800
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009D (LOC: Branch Banking & Trust)
0.110%, 03/07/2013 r	6,355	6,355

		31,155

Tennessee – 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.120%, 03/07/2013 r	1,400	1,400

Texas – 8.8%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.130%, 03/07/2013 r	5,000	5,000
Gregg County Health Facilities Development Corporation, Good Shepherd Medical Center, Series 2004 (LOC: JPMorgan Chase Bank)
0.110%, 03/07/2013 r	10,515	10,515
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.160%, 03/07/2013 r	4,300	4,300
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2012
0.100%, 03/01/2013 r	3,860	3,860
State of Texas, Series 2012
2.500%, 08/30/2013	20,000	20,227
Texas A&M University, Series B (Commercial Paper)
0.150%, 03/14/2013	10,000	10,000
University of Texas (Commercial Paper)
0.160%, 07/08/2013	15,316	15,316

		69,218

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
Vermont – 1.0%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.150%, 03/07/2013 r	$7,925	$7,925

Virginia – 6.7%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B
0.110%, 03/07/2013 r	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.090%, 03/07/2013 r	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.170%, 03/07/2013 r	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.090%, 03/01/2013 r	5,370	5,370
Virginia Small Business Financing Authority Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2008B (LOC: PNC Bank)
0.110%, 03/01/2013 r	10,100	10,100
Virginia State Commonwealth University, Health System Authority, Series 2008C (LOC: Branch Banking & Trust)
0.100%, 03/01/2013 r	13,820	13,820

		52,665

Washington – 5.1%
King County Washington School District No 1, Series A (General Obligation)
5.000%, 12/01/2013	16,440	17,035
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	3,800	3,800
Washington State Housing Finance Commission, The Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	5,425	5,425
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011 (INS: FHLMC)
0.120%, 03/07/2013 r	5,000	5,000
Washington State, Series 2003D (General Obligation) (NATL)
5.000%, 06/01/2013	9,000	9,109

		40,369

Wisconsin – 1.6%
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	780	780
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.110%, 03/07/2013 r	11,670	11,670

		12,450

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	15

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (concluded)

DESCRIPTION	PAR	VALUE >
Wyoming – 1.3%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Wells Fargo Bank)
0.120%, 03/07/2013 r	$7,400	$7,400
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	700	700
Sweetwater County Pollution Control, PacifiCorp Project, Series 1992B (LOC: Wells Fargo Bank)
0.110%, 03/07/2013 r	2,000	2,000

		10,100

Total Municipal Debt (Cost $784,124)		784,124

Total Investments  – 99.9%
(Cost $784,124)		784,124

Other Assets and Liabilities, Net – 0.1%		692

Total Net Assets – 100.0%		$784,816

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

r	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2013.

	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $784,124. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	–	American Municipal Bond Assurance Corporation

AGM	–	Assured Guaranty Municipal

FHLB	–	Federal Home Loan Banks

FHLMC	–	Federal Home Loan Mortgage Corporation

INS	–	Insured

LOC	–	Letter of Credit

MSDCEP	–	Minnesota School District Enhancement Program

NATL	–	National Public Finance Guarantee Corporation

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 35.9%
U.S. Treasury Bills U
0.052%, 03/07/2013 ‚	$125,000	$124,999
0.096%, 04/18/2013 ‚	210,000	209,973
0.102%, 05/23/2013	75,000	74,982
0.112%, 05/30/2013	150,000	149,958
U.S. Treasury Notes
0.750%, 03/31/2013	50,000	50,024
2.500%, 03/31/2013	160,000	160,303
1.750%, 04/15/2013	190,000	190,363
0.625%, 04/30/2013	175,000	175,118
3.125%, 04/30/2013	75,000	75,361
1.375%, 05/15/2013	110,000	110,264
3.625%, 05/15/2013	100,000	100,705
0.500%, 05/31/2013	25,000	25,020
3.500%, 05/31/2013	125,000	126,023
3.375%, 06/30/2013	175,000	176,837
0.750%, 08/15/2013	25,000	25,068
4.250%, 08/15/2013 ‚	100,000	101,855
0.500%, 10/15/2013	125,000	125,275
0.250%, 10/31/2013	180,000	180,075
0.500%, 11/15/2013	225,000	225,469
4.250%, 11/15/2013	25,000	25,716
0.250%, 11/30/2013	25,000	25,005
2.000%, 11/30/2013	25,000	25,335
0.750%, 12/15/2013	25,000	25,106
1.000%, 01/15/2014	175,000	176,254
0.250%, 01/31/2014	100,000	100,065
1.750%, 01/31/2014	75,000	76,081
1.875%, 02/28/2014	130,000	132,192

Total Treasury Debt (Cost $2,993,426)		2,993,426

Treasury Repurchase Agreements – 64.0%
Credit Agricole Corporate & Investment Bank
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $1,500,007 (collateralized by U.S. Treasury obligations: Total market value $1,530,001)	1,500,000	1,500,000
Credit Suisse Securities (USA)
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $125,001 (collateralized by U.S. Treasury obligations: Total market value $127,501)	125,000	125,000
Deutsche Bank Securities
0.180%, dated 02/28/2013, matures 03/01/2013, repurchase price $900,005 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
ING Financial Markets
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,001)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith
0.140%, dated 02/28/2013, matures 03/01/2013, repurchase price $117,138 (collateralized by U.S. Treasury obligations: Total market value $119,481)	117,138	117,138
0.140%, dated 02/28/2013, matures 03/07/2013, repurchase price $100,003 (collateralized by U.S. Treasury obligations: Total market value $102,000) ¥	100,000	100,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Treasury Obligations Fund (continued)

DESCRIPTION	PAR	VALUE >
0.120%, dated 02/27/2013, matures 03/13/2013, repurchase price $100,005 (collateralized by U.S. Treasury obligations: Total market value $102,000) ¥	$100,000	$100,000
RBC Capital Markets
0.150%, dated 02/28/2013, matures 03/01/2013, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
RBS Securities
0.140%, dated 02/22/2013, matures 03/01/2013, repurchase price $400,011 (collateralized by U.S. Treasury obligations: Total market value $408,003)	400,000	400,000
0.160%, dated 02/28/2013, matures 03/01/2013, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,003)	400,000	400,000
SG Americas Securities
0.080%, dated 02/26/2013, matures 03/05/2013, repurchase price $800,012 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
TD Securities (USA)
0.150%, dated 02/28/2013, matures 03/01/2013, repurchase price $700,003 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000

Total Treasury Repurchase Agreements (Cost $5,342,138)		5,342,138

Investments Purchased with Proceeds from Securities Lending † – 4.3%
Treasury Repurchase Agreements – 4.3%
JPMorgan Securities
0.210%, dated 2/28/2013, matures 03/01/2013, repurchase price $82,259 (collateralized by U.S. Treasury obligations: Total market value $83,905)	82,259	82,259
Morgan Stanley & Co.
0.150%, dated 2/28/2013, matures 03/01/2013, repurchase price $280,501 (collateralized by U.S. Treasury obligations: Total market value $286,110)	280,500	280,500

Total Investments Purchased with Proceeds from Securities Lending (Cost $362,759)		362,759

Total Investments  – 104.2% (Cost $8,698,323)		8,698,323

Other Assets and Liabilities, Net – (4.2)%		(354,581)

Total Net Assets – 100.0%		$8,343,742

Treasury Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is effective yield as of February 28, 2013.

‚	This security or a portion of this security is out on loan as of February 28, 2013. Total loaned securities had a fair value of $355,610 at February 28, 2013.

¥	Security considered illiquid. As of February 28, 2013, the value of these investments was $200,000 or 2.4% of total net assets. See note 2 in notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $8,698,323. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	17

Schedule of Investments	February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt – 100.0%
U.S. Treasury Bills U
0.069%, 03/14/2013	$63,119	$63,117
0.064%, 03/21/2013	46,238	46,236
0.076%, 04/04/2013	125,763	125,754
0.077%, 04/11/2013	27,960	27,958
0.083%, 04/18/2013	115,098	115,085
0.084%, 04/25/2013	137,357	137,339
0.081%, 05/02/2013	51,324	51,317
0.078%, 05/09/2013	51,592	51,584
0.107%, 05/23/2013	48,719	48,707
0.105%, 05/30/2013	7,321	7,319
0.078%, 06/13/2013	5,858	5,857
0.108%, 08/08/2013	1,135	1,135
U.S. Treasury Note
1.000%, 07/15/2013	10,000	10,033

Total Treasury Debt (Cost $691,441)		691,441

Total Investments  – 100.0% (Cost $691,441)		691,441

Other Assets and Liabilities, Net – 0.0%		(32)

Total Net Assets – 100.0%		$691,409

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

U	Rate shown is effective yield as of February 28, 2013.

	On February 28, 2013, the cost of investments for federal income tax purposes was approximately $691,441. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Statements of Assets and Liabilities	February 28, 2013 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value † (note 2)	$9,112,065	$9,703,233	$784,124	$2,993,426	$691,441
Investments purchased with proceeds from securities lending, at value (note 2)	12,189	—	—	362,759	—
Repurchase agreements, at value (note 2)	6,416,847	2,053,015	—	5,342,138	—
Cash	—	—	7	—	1
Receivable for investments sold	50,849	—	400	—	—
Receivable for interest	8,611	9,626	937	9,616	13
Receivable for capital shares sold	50	153	—	—	—
Prepaid expenses and other assets	73	121	33	31	15
Total assets	15,600,684	11,766,148	785,501	8,707,970	691,470
LIABILITIES:
Bank overdraft	1	3	—	—	—
Dividends payable	188	80	—	—	—
Payable for investments purchased	49,991	44,941	600	—	—
Payable upon return of securities loaned (note 2)	12,189	—	—	362,759	—
Payable for capital shares redeemed	—	125	—	528	—
Payable to affiliates (note 3)	1,621	1,804	68	898	26
Payable for director’s fees	2	2	2	2	2
Accrued expenses and other liabilities	31	31	15	41	33
Total liabilities	64,023	46,986	685	364,228	61
Net assets	$15,536,661	$11,719,162	$784,816	$8,343,742	$691,409
COMPOSITION OF NET ASSETS:
Portfolio capital	$15,536,945	$11,719,340	$784,830	$8,344,275	$691,416
Undistributed (distributions in excess of) net investment income	(23)	(60)	(14)	(44)	(10)
Accumulated net realized gain (loss) on investments (note 2)	(261)	(118)	—	(489)	3
Net assets	$15,536,661	$11,719,162	$784,816	$8,343,742	$691,409
Class A:
Net assets	$234,127	$1,194,961	$84,625	$399,929	$15,693
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	234,130	1,195,134	84,653	399,949	15,688
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$3,063,741	$796,380	$56,079	$1,960,793	$174,616
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,063,754	796,283	56,076	1,960,996	174,598
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$725,518	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	725,598	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,373,980	$3,130,738	$497,767	$2,972,677	$306,613
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,374,073	3,130,762	497,741	2,972,900	306,581
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$5,322,349	$5,520,930	$107,289	$2,221,904	$171,674
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,322,295	5,521,077	107,269	2,222,038	171,661
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,542,464	$350,635	$39,056	$649,802	$22,813
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,542,447	350,455	39,056	649,745	22,803
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$138,637	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	138,693	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—
† Including securities loaned, at value	$11,911	$—	$—	$355,610	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	19

Statements of Operations	For the six-month period ended February 28, 2013 (unaudited), all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$14,703	$13,901	$553	$7,877	$284
Securities lending income (note 2)	171	176	—	192	—
Total investment income	14,874	14,077	553	8,069	284
EXPENSES (note 3):
Investment advisory fees	7,957	5,685	356	4,776	308
Administration fees and expenses	10,656	7,851	498	6,456	418
Transfer agent fees and expenses	65	100	66	74	65
Custodian fees	398	284	18	239	15
Legal fees	18	18	18	18	18
Audit fees	23	23	23	23	23
Registration fees	18	26	20	11	8
Postage and printing fees	140	96	5	95	5
Directors’ fees	35	35	35	35	35
Other expenses	77	91	45	74	49
Distribution and shareholder servicing (12b-1) fees:
Class A	414	1,455	102	539	21
Class D	1,910	619	41	1,537	146
Reserve Class	—	—	—	408	—
Shareholder servicing (non 12b-1) fees:
Class A	414	1,455	102	539	21
Class D	3,184	1,031	68	2,562	243
Class I	—	790	—	—	—
Class Y	6,151	4,056	568	3,926	366
Reserve Class	—	—	—	204	—
Institutional Investor Class	848	137	16	308	11
Total expenses	32,308	23,752	1,981	21,824	1,752
Less: Fee waivers (note 3)	(18,724)	(10,871)	(1,428)	(13,763)	(1,468)
Total net expenses	13,584	12,881	553	8,061	284
Investment income – net	1,290	1,196	—	8	—
Net gain on investments	84	26	—	102	3
Net increase in net assets resulting from operations	$1,374	$1,222	$—	$110	$3

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	21

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government Obligations Fund		Prime Obligations Fund
	Six Month Period ended 2/28/2013 (unaudited)	Year Ended 8/31/2012	Six Month Period ended 2/28/2013 (unaudited)	Year Ended 8/31/2012
OPERATIONS:
Investment income – net	$1,290	$1,299	$1,196	$3,038
Net realized gain (loss) on investments	84	15	26	(31)
Net increase in net assets resulting from operations	1,374	1,314	1,222	3,007
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(27)	(20)	—	—
Class C	—	—	—	—
Class D	(204)	(204)	—	—
Class I	—	—	—	—
Class Y	(394)	(377)	—	—
Class Z	(529)	(586)	(1,196)	(3,038)
Institutional Investor Class	(136)	(112)	—	—
Reserve Class	—	—	—	—
Total distributions	(1,290)	(1,299)	(1,196)	(3,038)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	929,055	803,253	1,239,108	1,892,237
Reinvestment of distributions	2	2	—	—
Payments for redemptions	(942,471)	(773,687)	(1,132,799)	(1,953,400)
Increase (decrease) in net assets from Class A transactions	(13,414)	29,568	106,309	(61,163)
Class C:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	(528)
Decrease in net assets from Class C transactions	—	—	—	(528)
Class D:
Proceeds from sales	4,098,817	8,275,892	957,491	2,825,209
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(3,738,965)	(7,748,163)	(1,023,244)	(3,048,702)
Increase (decrease) in net assets from Class D transactions	359,852	527,729	(65,753)	(223,493)
Class I:
Proceeds from sales	—	—	2,720,493	4,314,033
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(3,119,091)	(4,441,456)
Decrease in net assets from Class I transactions	—	—	(398,598)	(127,423)
Class Y:
Proceeds from sales	17,602,920	29,382,467	11,764,334	23,502,554
Reinvestment of distributions	34	21	—	—
Payments for redemptions	(16,960,746)	(28,494,359)	(11,763,639)	(23,747,254)
Increase (decrease) in net assets from Class Y transactions	642,208	888,129	695	(244,700)
Class Z:
Proceeds from sales	$26,097,361	$46,023,284	$17,457,664	$31,872,789
Reinvestment of distributions	61	56	157	431
Payments for redemptions	(28,376,552)	(44,121,841)	(16,713,445)	(32,745,921)
Increase (decrease) in net assets from Class Z transactions	(2,279,130)	1,901,499	744,376	(872,701)
Institutional Investor Class:
Proceeds from sales	4,700,130	5,364,862	1,955,873	4,463,132
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(4,337,858)	(5,401,710)	(1,857,523)	(4,634,460)
Increase (decrease) in net assets from Institutional Investor Class transactions	362,272	(36,848)	98,350	(171,328)
Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—
Decrease in net assets from Reserve Class transactions	—	—	—	—
Increase (decrease) in net assets from capital share transactions	(928,212)	3,310,077	485,379	(1,701,336)
Total increase (decrease) in net assets	(928,128)	3,310,092	485,405	(1,701,367)
Net assets at beginning of the period	16,464,789	13,154,697	11,233,757	12,935,124
Net assets at end of the period	$15,536,661	$16,464,789	$11,719,162	$11,233,757
Undistributed (distributions in excess of) net investment income	$(23)	$(23)	$(60)	$(60)

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
Six Month Period ended 2/28/2013 (unaudited)	Year Ended 8/31/2012	Six Month Period ended 2/28/2013 (unaudited)	Year Ended 8/31/2012	Six Month Period ended 2/28/2013 (unaudited)	Year Ended 8/31/2012

$—	$—	$8	$—	$—	$—
—	10	102	27	3	5
—	10	110	27	3	5

—	(4)	—	—	—	—
—	—	—	—	—	—
—	(1)	—	—	—	—
—	—	—	—	—	—
—	(13)	—	—	—	—
—	(2)	(8)	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	(20)	(8)	—	—	—

58,940	122,223	786,572	2,993,441	1,027,690	2,562,078
—	2	—	—	—	—
(63,528)	(104,543)	(857,333)	(3,092,665)	(1,029,737)	(2,565,805)
(4,588)	17,682	(70,761)	(99,224)	(2,047)	(3,727)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

77,613	110,782	2,805,957	4,417,238	315,031	643,439
—	—	—	—	—	—
(69,858)	(95,926)	(2,956,173)	(4,741,162)	(337,325)	(538,294)
7,755	14,856	(150,216)	(323,924)	(22,294)	105,145

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

562,032	898,021	6,210,329	15,694,642	449,443	883,971
—	1	—	—	—	—
(450,572)	(1,012,875)	(6,909,597)	(16,480,753)	(434,637)	(927,938)
111,460	(114,853)	(699,268)	(786,111)	14,806	(43,967)

$361,075	$541,489	$8,613,126	$17,964,188	$333,539	$643,067
—	—	1	—	—	—
(317,857)	(581,672)	(10,574,686)	(15,657,042)	(222,062)	(660,646)
43,218	(40,183)	(1,961,559)	2,307,146	111,477	(17,579)

200,430	306,735	973,908	2,340,178	106,748	134,508
—	—	—	—	—	—
(186,793)	(300,346)	(936,448)	(2,302,191)	(102,539)	(132,132)
13,637	6,389	37,460	37,987	4,209	2,376

—	—	212,332	769,569	—	—
—	—	—	—	—	—
—	—	(251,943)	(950,757)	—	—
—	—	(39,611)	(181,188)	—	—
171,482	(116,109)	(2,883,955)	954,686	106,151	42,248
171,482	(116,119)	(2,883,853)	954,713	106,154	42,253
613,334	729,453	11,227,595	10,272,882	585,255	543,002
$784,816	$613,334	$8,343,742	$11,227,595	$691,409	$585,255
$(14)	$(14)	$(44)	$(44)	$(10)	$(10)

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	23

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Government Obligations Fund
Class A
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.028		(0.028)	1.00
Class D
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.029		(0.029)	1.00
Class Y
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.005		(0.005)	1.00
2008[2]	1.00	0.031		(0.031)	1.00
Class Z
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.033		(0.033)	1.00
Institutional Investor Class
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.032		(0.032)	1.00

[1]	For the six-month period ended February 28, 2013 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.01%	$234,127	0.16%	0.02%	0.79%	(0.61)%
0.01	247,540	0.15	0.01	0.79	(0.63)
0.00	217,973	0.20	0.00	0.79	(0.59)
0.00	295,439	0.27	0.00	0.78	(0.51)
0.36	530,312	0.67	0.31	0.79	0.19
2.79	710,680	0.75	2.58	0.78	2.55

0.01%	$3,063,741	0.17%	0.02%	0.65%	(0.46)%
0.01	2,703,874	0.16	0.01	0.65	(0.48)
0.00	2,176,148	0.20	0.00	0.64	(0.44)
0.00	2,525,955	0.27	0.00	0.63	(0.36)
0.44	2,973,885	0.59	0.40	0.65	0.34
2.95	2,628,910	0.60	2.59	0.63	2.56

0.01%	$5,373,980	0.17%	0.02%	0.49%	(0.30)%
0.01	4,731,744	0.16	0.01	0.50	(0.33)
0.00	3,843,620	0.20	0.00	0.49	(0.29)
0.00	5,141,352	0.27	0.00	0.48	(0.21)
0.55	6,837,427	0.48	0.52	0.50	0.50
3.10	6,935,957	0.45	2.81	0.48	2.78

0.01%	$5,322,349	0.17%	0.02%	0.24%	(0.05)%
0.01	7,601,448	0.16	0.01	0.25	(0.08)
0.01	5,699,924	0.19	0.01	0.25	(0.05)
0.04	4,292,577	0.23	0.05	0.23	0.05
0.79	8,402,541	0.24	0.59	0.24	0.59
3.36	1,915,386	0.20	3.04	0.23	3.01

0.01%	$1,542,464	0.17%	0.02%	0.34%	(0.15)%
0.01	1,180,183	0.15	0.01	0.34	(0.18)
0.00	1,217,032	0.20	0.00	0.34	(0.14)
0.00	1,082,835	0.27	0.01	0.33	(0.05)
0.69	2,875,035	0.34	0.49	0.34	0.49
3.25	461,342	0.30	3.16	0.33	3.13

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	25

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Prime Obligations Fund
Class A
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.031		(0.031)	1.00
Class D
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.033		(0.033)	1.00
Class I
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.010		(0.010)	1.00
2008[2]	1.00	0.035		(0.035)	1.00
Class Y
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.009		(0.009)	1.00
2008[2]	1.00	0.034		(0.034)	1.00
Class Z
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.001		(0.001)	1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.001		(0.001)	1.00
2009[2]	1.00	0.012		(0.012)	1.00
2008[2]	1.00	0.037		(0.037)	1.00
Institutional Investor Class
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.011		(0.011)	1.00
2008[2]	1.00	0.036		(0.036)	1.00

[1]	For the six-month period ended February 28, 2013 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$1,194,961	0.25%	0.00%	0.80%	(0.55)%
0.00	1,088,649	0.26	0.00	0.80	(0.54)
0.00	1,149,814	0.30	0.00	0.79	(0.49)
0.00	1,324,087	0.33	0.00	0.78	(0.45)
0.67	1,676,718	0.76	0.71	0.81	0.66
3.17	2,315,088	0.78	3.08	0.78	3.08

0.00%	$796,380	0.25%	0.00%	0.65%	(0.40)%
0.00	862,131	0.26	0.00	0.65	(0.39)
0.00	1,085,626	0.30	0.00	0.64	(0.34)
0.00	1,513,140	0.34	0.00	0.64	(0.30)
0.79	2,473,134	0.64	0.71	0.66	0.69
3.32	1,936,019	0.63	3.07	0.63	3.07

0.00%	$725,518	0.25%	0.00%	0.44%	(0.19)%
0.00	1,124,114	0.26	0.00	0.45	(0.19)
0.00	1,251,541	0.30	0.00	0.44	(0.14)
0.00	1,633,364	0.34	0.00	0.43	(0.09)
0.98	5,275,495	0.45	0.81	0.46	0.80
3.56	1,608,965	0.40	3.49	0.43	3.46

0.00%	$3,130,738	0.25%	0.00%	0.50%	(0.25)%
0.00	3,130,035	0.26	0.00	0.50	(0.24)
0.00	3,374,744	0.30	0.00	0.49	(0.19)
0.00	3,741,060	0.34	0.00	0.48	(0.14)
0.92	7,249,566	0.51	0.89	0.51	0.89
3.48	8,092,898	0.48	3.35	0.48	3.35

0.02%	$5,520,930	0.20%	0.05%	0.24%	0.01%
0.06	4,776,543	0.20	0.06	0.25	0.01
0.07	5,649,257	0.23	0.07	0.24	0.06
0.10	9,608,076	0.23	0.10	0.23	0.10
1.18	13,745,864	0.25	1.03	0.26	1.02
3.77	8,864,378	0.20	3.49	0.23	3.46

0.00%	$350,635	0.25%	0.00%	0.35%	(0.10)%
0.00	252,285	0.26	0.00	0.35	(0.09)
0.00	423,613	0.31	0.00	0.35	(0.04)
0.02	925,862	0.31	0.03	0.33	0.01
1.08	1,693,975	0.35	0.95	0.36	0.94
3.66	1,354,758	0.30	3.64	0.33	3.61

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	27

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Tax Free Obligations Fund
Class A
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.018		(0.018)	1.00
Class D
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.005		(0.005)	1.00
2008[2]	1.00	0.020		(0.020)	1.00
Class Y
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.006		(0.006)	1.00
2008[2]	1.00	0.021		(0.021)	1.00
Class Z
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.008		(0.008)	1.00
2008[2]	1.00	0.024		(0.024)	1.00
Institutional Investor Class
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.007		(0.007)	1.00
2008[2]	1.00	0.023		(0.023)	1.00

[1]	For the six-month period ended February 28, 2013 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$84,625	0.16%	0.00%	0.85%	(0.69)%
0.00	89,213	0.15	0.00	0.86	(0.71)
0.00	71,532	0.24	0.00	0.84	(0.60)
0.00	74,301	0.26	0.00	0.81	(0.55)
0.47	124,530	0.63	0.60	0.83	0.40
1.86	255,762	0.75	1.80	0.79	1.76

0.00%	$56,079	0.16%	0.00%	0.70%	(0.54)%
0.00	48,324	0.15	0.00	0.71	(0.56)
0.00	33,470	0.24	0.00	0.69	(0.45)
0.00	28,380	0.26	0.00	0.66	(0.40)
0.52	48,884	0.57	0.64	0.68	0.53
2.01	159,924	0.60	1.75	0.64	1.71

0.00%	$497,767	0.15%	0.00%	0.54%	(0.39)%
0.00	386,307	0.14	0.00	0.55	(0.41)
0.00	501,167	0.24	0.00	0.53	(0.29)
0.00	573,858	0.26	0.00	0.51	(0.25)
0.59	753,405	0.49	0.69	0.53	0.65
2.17	1,281,930	0.45	2.12	0.49	2.08

0.00%	$107,289	0.15%	0.00%	0.29%	(0.14)%
0.00	64,071	0.14	0.00	0.31	(0.17)
0.01	104,254	0.24	0.01	0.28	(0.03)
0.03	348,256	0.24	0.03	0.26	0.01
0.80	731,472	0.27	0.75	0.28	0.74
2.42	644,429	0.20	2.52	0.24	2.48

0.00%	$39,056	0.15%	0.00%	0.39%	(0.24)%
0.00	25,419	0.14	0.00	0.40	(0.26)
0.00	19,030	0.23	0.00	0.39	(0.16)
0.01	12,445	0.25	0.00	0.35	(0.10)
0.70	15,211	0.37	0.80	0.38	0.79
2.32	41,342	0.30	2.31	0.34	2.27

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	29

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
Treasury Obligations Fund
Class A
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.023		(0.023)	1.00
Class D
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.024		(0.024)	1.00
Class Y
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.002		(0.002)	1.00
2008[2]	1.00	0.027		(0.027)	1.00
Class Z
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.004		(0.004)	1.00
2008[2]	1.00	0.028		(0.028)	1.00
Institutional Investor Class
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.003		(0.003)	1.00
2008[2]	1.00	0.027		(0.027)	1.00
Reserve Class
2013[1]	$1.00	$—		$—	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	0.000	[3]	(0.000)[3]	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.024		(0.024)	1.00

[1]	For the six-month period ended February 28, 2013 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$399,929	0.17%	0.00%	0.80%	(0.63)%
0.00	470,684	0.11	0.00	0.79	(0.68)
0.00	569,907	0.17	0.00	0.79	(0.62)
0.00	868,658	0.20	0.00	0.78	(0.58)
0.07	940,369	0.53	0.09	0.79	(0.17)
2.30	1,391,961	0.75	2.34	0.78	2.31

0.00%	$1,960,793	0.17%	0.00%	0.65%	(0.48)%
0.00	2,110,985	0.12	0.00	0.65	(0.53)
0.00	2,434,904	0.17	0.00	0.65	(0.48)
0.00	2,708,770	0.20	0.00	0.63	(0.43)
0.11	3,411,407	0.50	0.15	0.64	0.01
2.45	6,868,518	0.60	2.45	0.63	2.42

0.00%	$2,972,677	0.17%	0.00%	0.50%	(0.33)%
0.00	3,671,911	0.12	0.00	0.50	(0.38)
0.00	4,458,012	0.16	0.00	0.49	(0.33)
0.00	3,297,924	0.20	0.00	0.48	(0.28)
0.18	4,692,210	0.41	0.19	0.49	0.11
2.60	5,482,050	0.45	2.62	0.48	2.59

0.00%	$2,221,904	0.17%	0.00%	0.24%	(0.07)%
0.00	4,183,433	0.12	0.00	0.24	(0.12)
0.00	1,876,278	0.16	0.00	0.24	(0.08)
0.00	1,398,900	0.20	0.00	0.23	(0.03)
0.36	1,926,914	0.23	0.38	0.24	0.37
2.86	3,713,560	0.20	2.74	0.23	2.71

0.00%	$649,802	0.16%	0.00%	0.34%	(0.18)%
0.00	612,335	0.12	0.00	0.35	(0.23)
0.00	574,347	0.16	0.00	0.34	(0.18)
0.00	480,749	0.20	0.00	0.33	(0.13)
0.28	526,060	0.31	0.32	0.34	0.29
2.75	766,652	0.30	2.68	0.33	2.65

0.00%	$138,637	0.17%	0.00%	1.00%	(0.83)%
0.00	178,247	0.11	0.00	1.00	(0.89)
0.00	359,434	0.17	0.00	0.99	(0.82)
0.00	416,352	0.20	0.00	0.98	(0.78)
0.06	602,332	0.56	0.08	0.99	(0.35)
2.11	973,250	0.93	2.13	0.98	2.08

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	31

Financial Highlights	For a share outstanding throughout the indicated periods.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Net Asset Value End of Period
U.S. Treasury Money Market Fund
Class A
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.020		(0.020)	1.00
Class D
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.001		(0.001)	1.00
2008[2]	1.00	0.021		(0.021)	1.00
Class Y
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.002		(0.002)	1.00
2008[2]	1.00	0.023		(0.023)	1.00
Class Z
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.003		(0.003)	1.00
2008[2]	1.00	0.025		(0.025)	1.00
Institutional Investor Class
2013[1]	$1.00	$0.000	[3]	$(0.000)[3]	$1.00
2012[2]	1.00	—		—	1.00
2011[2]	1.00	—		—	1.00
2010[2]	1.00	—		—	1.00
2009[2]	1.00	0.002		(0.002)	1.00
2008[2]	1.00	0.024		(0.024)	1.00

[1]	For the six-month period ended February 28, 2013 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	Rounds to zero.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Total Return[4]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)

0.00%	$15,693	0.09%	0.00%	0.85%	(0.76)%
0.00	17,741	0.05	0.00	0.86	(0.81)
0.00	21,468	0.12	0.00	0.85	(0.73)
0.00	51,490	0.12	0.00	0.82	(0.70)
0.08	62,194	0.44	0.11	0.77	(0.22)
2.00	89,497	0.75	1.64	0.80	1.59

0.00%	$174,616	0.09%	0.00%	0.70%	(0.61)%
0.00	196,910	0.06	0.00	0.71	(0.65)
0.00	91,763	0.11	0.00	0.70	(0.59)
0.00	115,634	0.13	0.00	0.68	(0.55)
0.12	133,882	0.42	0.16	0.64	(0.06)
2.15	321,431	0.60	2.09	0.65	2.04

0.00%	$306,613	0.09%	0.00%	0.55%	(0.46)%
0.00	291,805	0.05	0.00	0.56	(0.51)
0.00	335,769	0.10	0.00	0.55	(0.45)
0.00	315,695	0.12	0.00	0.52	(0.40)
0.16	426,875	0.36	0.18	0.50	0.04
2.30	570,751	0.45	2.22	0.50	2.17

0.00%	$171,674	0.09%	0.00%	0.31%	(0.22)%
0.00	60,196	0.05	0.00	0.31	(0.26)
0.00	77,775	0.10	0.00	0.31	(0.21)
0.00	97,034	0.14	0.00	0.27	(0.13)
0.27	237,487	0.23	0.30	0.25	0.28
2.56	219,278	0.20	2.33	0.25	2.28

0.00%	$22,813	0.09%	0.00%	0.39%	(0.30)%
0.00	18,603	0.05	0.00	0.40	(0.35)
0.00	16,227	0.12	0.00	0.40	(0.28)
0.00	37,196	0.12	0.00	0.37	(0.25)
0.22	149,648	0.29	0.22	0.36	0.15
2.46	125,216	0.30	1.68	0.35	1.63

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	33

Notes to Financial Statements	(unaudited as to February 28, 2013), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund closed to new investors and additional investments. There were no Class B or Class C shares outstanding at February 28, 2013. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2013, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

34	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of February 28, 2013, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$8,244,002	$—	$8,244,002
Treasury Repurchase Agreements	—	3,950,000	—	3,950,000
Government Agency Repurchase Agreements	—	2,466,847	—	2,466,847
Treasury Debt	—	868,063	—	868,063
Investment Purchased with Proceeds from Securities Lending	—	12,189	—	12,189
Total Investments	$—	$15,541,101	$—	$15,541,101
Prime Obligations Fund
Certificates of Deposit	$—	$2,778,685	$—	$2,778,685
Other Notes	—	1,459,233	—	1,459,233
Government Agency Repurchase Agreements	—	1,413,153	—	1,413,153
Financial Company Commercial Paper	—	1,357,327	—	1,357,327
Asset Backed Commercial Paper	—	1,332,763	—	1,332,763
Government Agency Debt	—	959,881	—	959,881
Treasury Debt	—	957,970	—	957,970
Variable Rate Demand Notes	—	561,395	—	561,395
Treasury Repurchase Agreements	—	382,862	—	382,862
Other Repurchase Agreements	—	257,000	—	257,000
Investment Companies	180,983	—	—	180,983
Other Commercial Paper	—	114,996	—	114,996
Total Investments	$180,983	$11,575,265	$—	$11,756,248
Tax Free Obligations Fund
Municipal Debt	$—	$784,124	$—	$784,124
Total Investments	$—	$784,124	$—	$784,124
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$5,342,138	$—	$5,342,138
Treasury Debt	—	2,993,426	—	2,993,426
Investments Purchased with Proceeds from Securities Lending	—	362,759	—	362,759
Total Investments	$—	$8,698,323	$—	$8,698,323
U.S. Treasury Money Market Fund
Treasury Debt	$—	$691,441	$—	$691,441
Total Investments	$—	$691,441	$—	$691,441

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 28, 2013, there were no transfers between fair value levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At February 28, 2013, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of February 28, 2013, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund had investments in illiquid securities with a total value of $300,000, $150,000, and $200,000, respectively, or 1.9%, 1.3%, and 2.4% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	35

Notes to Financial Statements	(unaudited as to February 28, 2013), all dollars and shares are rounded to thousands (000)

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2013 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2013 (estimated) and fiscal year ended August 31, 2012 (adjusted by dividends payable as of February 28, 2013 and August 31, 2012) were as follows:

	February 28, 2013

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,325	$—	$—	$1,325
Prime Obligations Fund	1,373	—	—	1,373
Treasury Obligations Fund	8	—	—	8

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2012.

	August 31, 2012

Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,076	$—	$—	$1,076
Prime Obligations Fund	2,947	—	—	2,947
Tax Free Obligations Fund	—	20	—	20
Treasury Obligations Fund	3	—	—	3

As of August 31, 2012, the funds’ most recent completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$222	$—	$—	$(345)	$—	$(123)
Prime Obligations Fund	257	—	—	(144)	—	113
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	(591)	—	(591)
U.S. Treasury Money Market Fund	—	—	—	—	—	—

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2012 and the deferral of wash sale losses.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2012, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2014	2015	2016	2017	2018	2019	Indefinite Short-Term	Total
Government Obligations Fund	$—	$—	$—	$—	$—	$(326)	$(19)	$(345)
Prime Obligations Fund	—	(41)	—	(72)	—	—	(31)	(144)
Treasury Obligations Fund	—	(51)	—	—	(540)	—	—	(591)

36	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

During the fiscal year ended August 31, 2012, Treasury Obligations Fund utilized $26 of capital loss carryforwards.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each of the funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund do so as a principal investment strategy. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of February 28, 2013, Government Obligations Fund and Treasury Obligations Fund had securities on loan with a total value of $11,911 and $355,610 respectively.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S.

Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2013, Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund paid $42, $43 and $48, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2013.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2013 through the

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	37

Notes to Financial Statements	(unaudited as to February 28, 2013), all dollars and shares are rounded to thousands (000)

date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Government Obligations Fund Class Z shares and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2013, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $33 and $242 for Tax Free Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2013.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee.

In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $5,803, $1,658, $498, $3,740, and $418 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2013.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,324, $2,074, $143, $2,484 and $167 for Government Obligations Fund, Prime

38	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2013.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2013.

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $10,597, $7,139, $754, $7,539, and $641 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2013.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2013 after waivers:

Fund	Amount
Prime Obligations Fund	$330

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 28, 2013, legal fees and expenses of $10 were paid to a law firm of which a former Assistant Secretary of the funds had served as a partner through December 31, 2012.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At February 28, 2013, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	64.5%
Commercial Paper & Put Bonds	14.8
Daily Variable Rate Demand Notes	11.0
Other Municipal Notes & Bonds	9.7
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2013, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	86.1%
General Obligations	13.9
100.0%

5 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	39

Notice to Shareholders	February 28, 2013 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

40	FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

•	First American Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS 2013 SEMIANNUAL REPORT	41

Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Funds, Inc.

Director of Charterhouse Group, Inc.

John Kayser

Director of First American Funds, Inc.

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of First American Funds, Inc.

Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc.

Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

K&L Gates LLP

70 West Madison Street

Suite 3100

Chicago, IL 60602

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0056-13    04/2012    SAR MONEY

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 29, 2013